T. ROWE PRICE Retirement 2060 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  6,919 1,245 1,102 830,619 6,712
U.S. Treasury Long-Term Index
Fund  3,475 1,537 445 517,828 4,184
International Bond Fund (USD
Hedged)  2,549 583 663 277,833 2,220
Dynamic Global Bond Fund  2,644 502 1,164 200,517 1,700
Limited Duration Inflation
Focused Bond Fund  15,056 269 15,617 18,540 86
Total Bond Mutual Funds (Cost $17,499) 14,902
EQUITY MUTUAL FUNDS 96.9%
T. Rowe Price Funds:
Value Fund  274,859 63,951 61,214 6,422,215 246,806
Growth Stock Fund (2) 205,247 61,915 22,574 3,432,029 230,186
Equity Index 500 Fund  144,298 28,979 16,580 1,452,618 151,987
Overseas Stock Fund  111,786 29,616 10,394 11,207,981 128,668
International Value Equity Fund  118,612 21,708 28,536 7,665,762 112,687
International Stock Fund  98,845 19,466 11,359 6,254,597 108,142
U.S. Large-Cap Core Fund  29,013 52,686 4,773 2,512,184 74,160
Real Assets Fund  58,407 23,307 5,479 5,191,586 71,696
Mid-Cap Growth Fund  51,691 10,894 4,984 617,945 58,420
Mid-Cap Value Fund  55,913 15,350 8,843 1,890,063 57,817
U.S. Equity Research Fund  40,588 19,197 4,537 1,436,518 54,200
Emerging Markets Discovery
Stock Fund  42,468 11,184 4,483 3,781,180 47,113
Emerging Markets Stock Fund  40,785 7,439 3,731 1,195,062 41,839
Small-Cap Stock Fund  33,663 10,276 3,367 732,289 40,620
Small-Cap Value Fund  34,748 7,276 4,087 712,069 36,942
New Horizons Fund (2) 21,900 5,245 2,588 509,029 25,879
Total Equity Mutual Funds (Cost $1,457,964) 1,487,162
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  138 39,120 39,076 1,830 185
Total Other Mutual Funds (Cost $182) 185
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 29,381 82,959 81,232 31,107,783 31,108

T. ROWE PRICE Retirement 2060 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
(continued)
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 2,000,000 1,978
Total Short-Term Investments (Cost $33,087) 33,086
Total Investments in Securities 100.1%
(Cost $1,508,732) $ 1,535,335
Other Assets Less Liabilities (0.1)% (966)
Net Assets 100.0% $ 1,534,369
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2060 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 27 MSCI EAFE Index contracts 3/23 (2,763) $ 46
Short, 9 Russell 2000 E-Mini Index contracts 3/23 (855) (35)
Short, 6 S&P 500 E-Mini Index contracts 3/23 (1,193) 60
Net payments (receipts) of variation margin to date (46)
Variation margin receivable (payable) on open futures contracts $ 25

T. ROWE PRICE Retirement 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 251 $ (282) $ 50
Emerging Markets Discovery Stock Fund  (731) (2,056) 1,615
Emerging Markets Stock Fund  (359) (2,654) 832
Equity Index 500 Fund  (433) (4,710) 1,826
Growth Stock Fund  1,792 (14,402) —
International Bond Fund (USD Hedged)  102 (249) 44
International Stock Fund  (1,416) 1,190 1,638
International Value Equity Fund  (2,338) 903 4,271
Limited Duration Inflation Focused Bond Fund  (518) 378 6
Mid-Cap Growth Fund  803 819 173
Mid-Cap Value Fund  5,896 (4,603) 881
New Horizons Fund  445 1,322 —
New Income Fund  (79) (350) 163
Overseas Stock Fund  (919) (2,340) 3,764
Real Assets Fund  (149) (4,539) 1,871
Small-Cap Stock Fund  1,109 48 301
Small-Cap Value Fund  1,288 (995) 408
Transition Fund  66 3 38
U.S. Equity Research Fund  (303) (1,048) 642
U.S. Large-Cap Core Fund  2,165 (2,766) 604
U.S. Treasury Long-Term Index Fund  (96) (383) 90
Value Fund  17,613 (30,790) 4,943
U.S. Treasury Money Fund, 4.61% — — 826
Totals $ 24,189# $ (67,504) $ 24,986+
# Capital gain distributions from underlying Price funds represented $41,426 of the net realized gain (loss).
+ Investment income comprised $24,986 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2060 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2060 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2060 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2060 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 14,902 $ — $ — $ 14,902
Equity Mutual Funds 1,487,162 — — 1,487,162
Other Mutual Funds 185 — — 185
Short-Term Investments 31,108 1,978 — 33,086
Total Securities 1,533,357 1,978 — 1,535,335
Futures Contracts* 106 — — 106
Total $ 1,533,463 $ 1,978 $ — $ 1,535,441
Liabilities
Futures Contracts* $ 35 $ — $ — $ 35
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2060 Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F144-054Q3 02/23